ACCOUNTS RECEIVABLES, NET - Movement of the allowance for doubtful accounts (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of movement of the allowance for doubtful accounts
Balance at the beginning of the year	¥ 228,146	¥ 1,956,245	¥ 47,846
Additions / (reversals) charged to bad debt expense	3,060,389	(1,215,464)	1,908,399
Write-off of bad debt allowance		(512,635)
Balance at the end of the year	¥ 3,288,535	¥ 228,146	¥ 1,956,245